Goodwill - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) ReportingUnit	Dec. 31, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Number of reporting unit | ReportingUnit	1
Goodwill, impairment loss | $	$ 0	$ 0